Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Details of other operating income and expenses
Details of other operating income and
expenses for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	￦	8,942	38,933	13,991
Others(*)		94,288	33,017	18,006

	￦	103,230	71,950	31,997

Other Operating Expenses:
Communication	￦	43,606	35,507	27,973
Utilities		320,474	297,049	299,825
Taxes and dues		44,761	37,290	27,819
Repair		358,758	353,321	333,101
Research and development		391,327	387,675	395,276
Training		35,004	35,574	32,853
Bad debt for accounts receivable — trade		28,841	38,211	34,584
Travel		30,746	27,910	24,095
Supplies and other		259,155	130,008	111,170
Loss on disposal of property and equipment and intangible assets		56,248	87,257	60,086
Impairment loss on other investment securities		1,670	3,157	9,003
Impairment loss on property and equipment and intangible assets		65,935	255,839	54,946
Donations		17,557	59,012	112,634
Bad debt for accounts receivable — other		5,802	7,718	5,793
Others(*)		65,015	26,876	101,589

	￦	1,724,899	1,782,404	1,630,747

(*)	See note 5 (2).